OPERATING REVENUES - Narrative (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Non-lease	$ 228,207,000
Capitalized contract assets	13,200,000
Capitalized contract cost, accumulated amortization	9,500,000
Capitalized contract assets, remaining balance	3,700,000
Capitalized contract assets, amortization	4,900,000
Revenue recognized that was deferred	16,200,000
Credit loss allowance	100,000
Capitalized contract assets, impairment loss			$ 0
Demurrage Revenue
Disaggregation of Revenue [Line Items]
Non-lease	6,800,000	$ 14,500,000
Time charter revenues
Disaggregation of Revenue [Line Items]
Non-lease	0
Variable lease income	11,700,000	$ 6,800,000
Ongoing Voyages
Disaggregation of Revenue [Line Items]
Total deferred charter revenue	$ 20,100,000